Capital, Reserves and Dividends - Summary of Dividends (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2018 ¥ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 ¥ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 ¥ / shares
Statement of changes in equity [abstract]
Dividend declared and paid, per share | (per share)	$ 1.826	¥ 1.540	$ 1.623	¥ 1.409	$ 1.489	¥ 1.273
Dividend proposed per share, per share | (per share)	1.391	1.219	1.582	1.322	1.243	1.112
Special dividend declared and paid per share | (per share)	0.000	0.000	3.200	2.777	0.000	0.000
Dividend approved and paid of the previous financial year, per share | (per share)	$ 1.582	¥ 1.322	$ 1.243	¥ 1.112	$ 1.196	¥ 1.002